Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 832,520	₩ 802,253
Contract liabilities	278,749	284,107
Deferred revenue	27,392	46,493
Revenue from contracts with customers [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	1,130,745	963,133
Contract liabilities	311,023	344,869
Deferred revenue	₩ 81,067	₩ 81,653